Exhibit 1

KPMG LLP Two Manhattan West 375 9th Ave 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Nomura Commercial Asset Depositor Company LLC

NWL Company, LLC (together, the “Company”)

Nomura Securities International, Inc.

(collectively, the “Specified Parties”):

Re: NMR Trust 2026-CGCTR – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NMR 2026-CGCTR Tape.xlsx” provided by the Company on March 31, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of April 21, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by NMR Trust 2026-CGCTR, Commercial Mortgage Pass-Through Certificates, Series 2026-CGCTR (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
March 31, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Number	Provided by the Company
Property Name	Provided by the Company
Property Count	Provided by the Company
Loan Purpose	Provided by the Company
Borrower Entities	Draft Loan Agreement
Sponsor	Draft Loan Agreement
Guarantor	Draft Loan Agreement
Property Manager	Draft Loan Agreement; Management Agreement
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Property Address	Appraisal Report
Property City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Total Number of Units	Rent Roll
Unit Type	Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Mortgage Loan Initial Funded Balance	Draft Loan Agreement
Cut-off Date Mortgage Loan Balance	Provided by the Company
Mortgage Loan Balance at Maturity	Draft Loan Agreement
Origination Date	Provided by the Company
Payment Date	Draft Loan Agreement
First Payment Date	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Initial Maturity Date	Provided by the Company
Extension Options (Y/N)	Draft Loan Agreement
Extension Option Description	Draft Loan Agreement
Extension Fee	Draft Loan Agreement
Extension Condition	Draft Loan Agreement
Fully Extended Maturity Date	Provided by the Company
Payment Grace Period Event of Default	Draft Loan Agreement
Payment Grace Period Late Fee	Draft Loan Agreement
Balloon Grace Period Event of Default	Draft Loan Agreement
Balloon Grace Period Late Fee	Draft Loan Agreement
Interest Accrual Period Start	Draft Loan Agreement
Interest Accrual Period End	Draft Loan Agreement
Original Mortgage Loan Amortization Term	Draft Loan Agreement
Mortgage Loan IO Period	Draft Loan Agreement
Remaining Mortgage Loan Amortization Term	Draft Loan Agreement
Rate Type	Draft Loan Agreement
Amortization Type	Draft Loan Agreement
Accrual Basis	Draft Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Draft Loan Agreement
Mortgage Loan Spread	Provided by the Company
Mortgage Loan SOFR Rounding Methodology	Draft Loan Agreement
Mortgage Loan SOFR Floor	Draft Loan Agreement
Mortgage Loan SOFR Cap Description	Draft Loan Agreement
Mortgage Loan SOFR Cap Strike Rate	Draft Loan Agreement
Mortgage Loan SOFR Cap Expiration Date	Provided by the Company
Mortgage Loan SOFR Cap Provider	Provided by the Company
Mortgage Loan SOFR Cap Provider Rating (F/M/S)	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Assumed 1M SOFR	Provided by the Company
Prepayment String	Draft Loan Agreement
Partial Prepayments Allowed	Draft Loan Agreement
Partial Release Permitted	Draft Loan Agreement
Partial Release Description	Draft Loan Agreement
Future Funding Provisions	Provided by the Company
LockBox (Y/N)	Draft Loan Agreement
LockBox Type	Draft Loan Agreement
Cash Management	Draft Loan Agreement
Springing Cash Sweep Conditions	Draft Loan Agreement
Single Purpose Entity	Draft Loan Agreement
Non-Consolidation Letter	Provided by the Company
Ground Lease? (Y/N)	Provided by the Company
Ground Lease Expiration Date	Provided by the Company
Ground Lease Extension Terms	Provided by the Company
Annual Ground Lease Payment	Provided by the Company
Ground Lease Escalation Terms	Provided by the Company
Existing Additional Debt	Draft Loan Agreement
Additional Debt Type	Draft Loan Agreement
Future Debt Permitted?	Draft Loan Agreement
Future Debt Description	Draft Loan Agreement
Initial Tax Reserve	Draft Loan Agreement
Monthly Tax Reserve	Provided by the Company
Tax Reserve Cap	Draft Loan Agreement
Initial Insurance Reserve	Draft Loan Agreement
Monthly Insurance Reserve	Draft Loan Agreement
Insurance Reserve Cap	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Deferred Maintenance Reserve Deposit Amount	Draft Loan Agreement
Initial Replacement Reserves	Draft Loan Agreement
Monthly Replacement Reserves	Draft Loan Agreement
Replacement Reserves Cap	Draft Loan Agreement
Initial Rollover Reserve	Draft Loan Agreement
Monthly Rollover Reserve	Draft Loan Agreement
Rollover Reserve Cap	Draft Loan Agreement
Initial Outstanding TI/LC Reserve	Provided by the Company
Monthly Outstanding TI/LC Reserve	Draft Loan Agreement
Outstanding TI/LC Cap	Draft Loan Agreement
Other Reserve Type	Draft Loan Agreement
Other Reserve Initial Deposit	Provided by the Company
Other Reserve Monthly Deposit	Draft Loan Agreement
Other Reserve Cap	Draft Loan Agreement
Letter of Credit	Draft Loan Agreement
Description of LOC	Draft Loan Agreement
Most Recent Occupancy %	Underwritten Cash Flows
Occupancy Date	Underwritten Cash Flows
Appraised Value	Appraisal Report
As Is Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
As Stabilized Appraised Value	Appraisal Report
As Stabilized Appraisal Type	Appraisal Report
Stabilization Date	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report

ATTACHMENT A

Attribute	Source Document(s)
Phase I Date	Phase I Environmental Report
Phase II Date	Phase II Environmental Report
Environmental Insurance	Environmental Insurance Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Firm	Seismic Report
Seismic Report Date	Seismic Report
Seismic Zone	Engineering Report
Seismic PML%	Seismic Report
Ownership Interest	Provided by the Company
2023 Effective Gross Income	Underwritten Cash Flows
2023 Expenses	Underwritten Cash Flows
2023 NOI	Underwritten Cash Flows
2024 Effective Gross Income	Underwritten Cash Flows
2024 Expenses	Underwritten Cash Flows
2024 NOI	Underwritten Cash Flows
TTM As of Date	Underwritten Cash Flows
TTM Effective Gross Income	Underwritten Cash Flows
TTM Expenses	Underwritten Cash Flows
TTM NOI	Underwritten Cash Flows
Underwritten Effective Gross Income	Underwritten Cash Flows
Underwritten Total Expenses	Underwritten Cash Flows
Underwritten NOI	Underwritten Cash Flows
Underwritten Replacement Reserves	Underwritten Cash Flows
Underwritten TI/LC	Underwritten Cash Flows
Underwritten NCF	Underwritten Cash Flows
Master & Primary Servicer Fee Rate	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Trustee/Cert Admin Fee Rate	Provided by the Company
Operating Advisor Fee	Provided by the Company
CREFC® License Fee Rate	Provided by the Company
Major Tenant 1	Rent Roll
Major Tenant 1 Sq. Ft.	Rent Roll
Major Tenant 1 Lease Expiration	Rent Roll
Major Tenant 2	Rent Roll
Major Tenant 2 Sq. Ft.	Rent Roll
Major Tenant 2 Lease Expiration	Rent Roll
Major Tenant 3	Rent Roll
Major Tenant 3 Sq. Ft.	Rent Roll
Major Tenant 3 Lease Expiration	Rent Roll
Major Tenant 4	Rent Roll
Major Tenant 4 Sq. Ft.	Rent Roll
Major Tenant 4 Lease Expiration	Rent Roll
Major Tenant 5	Rent Roll
Major Tenant 5 Sq. Ft.	Rent Roll
Major Tenant 5 Lease Expiration	Rent Roll
Mezzanine Loan Initial Funded Balance	Provided by the Company
Mezzanine Loan Cut-off Date Balance	Provided by the Company
Mezzanine Loan Maturity Balance	Provided by the Company
Fully Funded Mezzanine	Provided by the Company
Mezzanine Loan Origination Date	Provided by the Company
Mezzanine Loan Interest Accrual Method	Provided by the Company
Mezzanine Loan SOFR Rounding Methodology	Provided by the Company
Mezzanine Loan Interest Rate Adjustment Frequency	Provided by the Company
Mezzanine Loan Spread	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Mezzanine Loan SOFR Floor	Provided by the Company
Mezzanine Loan SOFR Cap Strike Rate	Provided by the Company
Mezz Loan SOFR Cap Description	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Balance Per Square Foot	Cut-off Date Mortgage Loan Balance divided by Total Number of Units.
Original Mortgage Loan Term	Number of payments between and including the First Payment Date and the Initial Maturity Date.
Fully Extended Mortgage Loan Term	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0.
Remaining Mortgage Loan Term to Maturity	Original Mortgage Loan Term minus Seasoning.
Mortgage Loan Interest Rate	The sum of the Mortgage Loan Spread and the higher of (i) Assumed 1M SOFR rounded in accordance with the Mortgage Loan SOFR Rounding Methodology and (ii) the Mortgage Loan SOFR Floor.
Mortgage Loan Annual Debt Service	The product of (i) Cut-off Date Mortgage Loan Balance, (ii) Mortgage Loan Interest Rate and (iii) 365/360.
Mortgage Loan Monthly Debt Service	Mortgage Loan Annual Debt Service divided by 12.
As-Is Appraised Value per Unit	Appraised Value divided by Total Number of Units.
Mortgage Loan TTM NOI DSCR	TTM NOI divided by Mortgage Loan Annual Debt Service.
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service.
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service.
Mortgage Loan TTM NOI DY	TTM NOI divided by Cut-off Date Mortgage Loan Balance.
Mortgage Loan Underwritten NOI DY	Underwritten NOI divided by Cut-off Date Mortgage Loan Balance.
Mortgage Loan Underwritten NCF DY	Underwritten NCF divided by Cut-off Date Mortgage Loan Balance.
Mortgage Loan Cut-off Date As-Is LTV	Cut-off Date Mortgage Loan Balance divided by Appraised Value.
Mortgage Loan Cut-off Date As-Stabilized LTV	Cut-off Date Mortgage Loan Balance divided by As Stabilized Appraised Value.
Mortgage Loan Maturity Date As-Is LTV	Mortgage Loan Balance at Maturity divided by Appraised Value.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Interest Rate At Cap	Mortgage Loan SOFR Cap Strike Rate plus Mortgage Loan Spread.
Mortgage Loan Annual Debt Service At SOFR Cap	The product of (i) Cut-off Date Mortgage Loan Balance, (ii) Mortgage Loan Interest Rate At Cap and (iii) 365/360.
Mortgage Loan Monthly Debt Service At SOFR Cap	Mortgage Loan Annual Debt Service At SOFR Cap divided by 12.
Mortgage Loan Underwritten NOI DSCR At SOFR Cap	Underwritten NOI divided Mortgage Loan Annual Debt Service At SOFR Cap.
Mortgage Loan Underwritten NCF DSCR At SOFR Cap	Underwritten NCF divided by Mortgage Loan Annual Debt Service At SOFR Cap.
Total Admin Fee Rate	Sum of Master & Primary Servicer Fee Rate, Trustee/Cert Admin Fee Rate, Operating Advisor Fee and CREFC® License Fee Rate.
Net Mortgage Rate	Mortgage Loan Interest Rate minus Total Admin Fee Rate.
Major Tenant 1 % of Total	Major Tenant 1 Sq. Ft. divided by Total Number of Units.
Major Tenant 2 % of Total	Major Tenant 2 Sq. Ft. divided by Total Number of Units.
Major Tenant 3 % of Total	Major Tenant 3 Sq. Ft. divided by Total Number of Units.
Major Tenant 4 % of Total	Major Tenant 4 Sq. Ft. divided by Total Number of Units.
Major Tenant 5 % of Total	Major Tenant 5 Sq. Ft. divided by Total Number of Units.
Future Funding Available (Mezz Only)	Fully Funded Mezzanine minus Mezzanine Loan Cut-off Date Balance.
Mezzanine Loan Interest Rate	The sum of the Mezzanine Loan Spread and the higher of (i) Assumed 1M SOFR rounded in accordance with the Mezzanine Loan SOFR Rounding Methodology and (ii) the Mezzanine Loan SOFR Floor.
Mezzanine Loan Interest Rate at Cap	Mezzanine Loan SOFR Cap Strike Rate plus Mezzanine Loan Spread.
Mezzanine Loan Monthly IO Payment	Mezzanine Loan Annual IO Debt Service divided by 12.
Mezzanine Loan Annual IO Debt Service	The product of (i) Mezzanine Loan Cut-off Date Balance, (ii) Mezzanine Loan Interest Rate and (iii) 365/360.
Mezzanine Loan Annual IO Debt Service At Cap	The product of (i) Mezzanine Loan Cut-off Date Balance, (ii) Mezzanine Loan Interest Rate at Cap and (iii) 365/360.
Total Debt Initial Funded Balance	Mortgage Loan Initial Funded Balance plus Mezzanine Loan Initial Funded Balance.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Cut-off Date Balance	Cut-off Date Mortgage Loan Balance plus Mezzanine Loan Cut-off Date Balance.
Total Debt Maturity Balance	Mortgage Loan Balance at Maturity plus Mezzanine Loan Maturity Balance.
Total Debt Spread	The sum of (a) product of (i) Cut-off Date Mortgage Loan Balance and (ii) Mortgage Loan Spread and (b) product of (i) Mezzanine Loan Cut-off Date Balance and (ii) Mezzanine Loan Spread, divided by Total Debt Cut-off Date Balance.
Total Debt Interest Rate	Assumed 1M SOFR plus Total Debt Spread.
Total Debt Interest Rate at Cap	Mortgage Loan SOFR Cap Strike Rate plus Total Debt Spread.
Total Debt Monthly IO Payment	Total Debt Annual IO Debt Service divided by 12.
Total Debt Annual IO Debt Service	The product of (i) Total Debt Cut-off Date Balance, (ii) Total Debt Interest Rate and (iii) 365/360.
Total Debt Annual IO Debt Service at Cap	The product of (i) Total Debt Cut-off Date Balance, (ii) Total Debt Interest Rate at Cap and (iii) 365/360.
Cut-off Date Total Debt LTV	Total Debt Cut-off Date Balance divided by Appraised Value.
Maturity Date Total Debt LTV	Total Debt Maturity Balance divided by As Stabilized Appraised Value.
Underwritten Total Debt NOI Debt Yield	Underwritten NOI divided by Total Debt Cut-off Date Balance.
Underwritten Total Debt NCF Debt Yield	Underwritten NCF divided by Total Debt Cut-off Date Balance.
Underwritten Total Debt IO NOI DSCR	Underwritten NOI divided by Total Debt Annual IO Debt Service.
Underwritten Total Debt IO NOI DSCR At Cap	Underwritten NOI divided by Total Debt Annual IO Debt Service at Cap.
Underwritten Total Debt IO NCF DSCR	Underwritten NCF divided by Total Debt Annual IO Debt Service.
Underwritten Total Debt IO NCF DSCR At Cap	Underwritten NCF divided by Total Debt Annual IO Debt Service at Cap.
Total Debt Loan Per Unit	Total Debt Cut-off Date Balance divided by Total Number of Units.

B-3